INCOME TAXES (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current expense [Abstract]
Federal	$ 46,800	$ 24,307	$ 21,397
State	2,568	3,308	2,289
Total current expense	49,368	27,615	23,686
Deferred (benefit) expense [Abstract]
Federal	11,769	(4,399)	10,944
State	1,596	894	1,143
Total deferred (benefit) expense	13,365	(3,505)	12,087
Income tax expense	62,733	24,110	35,773
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Income taxes computed at federal statutory rate (21%) on income before income taxes	66,905	50,762	50,596
Benefit from tax-exempt income	(6,165)	(5,743)	(5,613)
Tax credits	(15,271)	(37,331)	(21,561)
Basis reduction on tax credit	87	2,761	1,346
Tax benefit of equity compensation	(418)	(154)	(243)
State income taxes, net of federal tax benefit	3,290	3,320	2,711
Affordable housing investments	12,097	9,341	7,194
Other	2,208	1,154	1,343
Income tax expense	62,733	24,110	35,773
Deferred tax assets [Abstract]
Allowance for credit losses	32,453	30,464
Deferred compensation	326	346
Postretirement benefits other than pension liability	537	636
Accrued stock-based compensation	2,317	2,216
Interest on nonaccrual loans	336	406
Accrued expenses	7,822	7,454
Deferred Tax Asset, Debt Securities, Available-for-Sale, Unrealized Loss	79,652	92,072
State net operating loss	960	1,152
Deferred tax asset, Leasing liability	15,290	15,308
Federal tax credit carryforwards	4,261	4,254
Deferred Tax asset Section, 174 capitalized interest	656	0
Other	13,400	516
Total deferred tax assets	158,010	154,824
Deferred tax liabilities [Abstract]
Tax depreciation greater than book depreciation	(7,568)	(7,172)
FHLB and FRB stock	(3,911)	(3,912)
Mortgage-servicing rights	(3,956)	(3,825)
Leasing activities	(36,940)	(12,829)
Retirement obligations	9,811	10,197
Intangible assets	(20,789)	(18,462)
Deferred loan fees and costs	(2,408)	(1,638)
Prepaid expenses	(353)	(645)
Limited partnership investments	3,062	312
Deferred Tax Liabilities, Derivatives	(1,130)	0
Deferred Tax Liability, Unrealized gain/loss equity securities	(2,401)	(2,237)
Deferred tax liability, right of use asset	(12,868)	(12,911)
Other	(3,918)	(3,653)
Deferred Tax Liabilities, Gross	(114,903)	(84,529)
Deferred Tax Assets, Net, Total	43,107	70,295
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued [Abstract]
Balance at beginning of year	2,386	2,386	2,386
Decrease resulting from settlements	(477)	0	0
Balance at end of year	0	2,386	2,386
Unrecognized Tax Benefits, Decrease Resulting from Prior Period Tax Positions	$ 1,909	$ 0	$ 0
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	21.00%	21.00%	21.00%
Deferred Tax Assets Operating Loss Carryforwards State And Local Acquired	$ 1,700	$ 1,500
Deferred taxes, business combination, valuation allowance	0	0
Retained Earnings For Which No Deferred Income Tax Liability Has Been Recognized	16,100	16,100
Deferred Tax Liability Not Recognized, Amount of Unrecognized Deferred Tax Liability, Bad Debt Reserve for Tax Purposes of Qualified Lender	3,400
Unrecognized tax benefits affecting income tax rate	0	1,900	$ 1,900
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense	0	0	$ 0
Fair value adjustments on business combinations	$ (5,788)	$ (6,736)